Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 175	$ 376
Current lease liabilities	64	83
Non-current lease liabilities	197	223
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 200	$ 200